Property and equipment (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	₩ 344,055	₩ 420,836	₩ 420,836	₩ 1,151,918
Acquisitions		7,960	7,960	74,215
Depreciation	(40,069)	(50,906)	(84,741)	(197,432)
Impairment loss				(601,791)
Disposals /Removals	(375)			(6,074)
Balance at Ending	303,611	377,890	344,055	420,836
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	300,292	359,153	359,153	1,115,413
Acquisitions		7,960	7,960	36,870
Depreciation	(32,258)	(41,726)	(66,821)	(185,266)
Impairment loss				(601,791)
Disposals /Removals	(375)			(6,073)
Balance at Ending	267,659	325,387	300,292	359,153
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	39,443	52,352	52,352	23,435
Acquisitions				35,851
Depreciation	(6,455)	(6,455)	(12,909)	(6,934)
Impairment loss
Disposals /Removals
Balance at Ending	32,988	45,897	39,443	52,352
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	4,310	9,321	9,321	13,060
Acquisitions				1,494
Depreciation	(1,356)	(2,725)	(5,011)	(5,232)
Impairment loss
Disposals /Removals				(1)
Balance at Ending	2,954	6,596	4,310	9,321
Furniture and fixture [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	10	10	10	10
Acquisitions
Depreciation
Impairment loss
Disposals /Removals
Balance at Ending	₩ 10	₩ 10	₩ 10	₩ 10